Lines of Credit and Debt - 2006 and 2004 Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2004	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Gain (loss) on early redemption of debt			$ 0	$ 0	$ (7,564)
Redemption of subscription receivables					$ 112,995
Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.8% due in February 2024
Debt Instrument [Line Items]
Stock issued conversion of convertible securities (in shares)					1,200,000
QIAGEN Finance
Debt Instrument [Line Items]
Repayments of convertible debt		$ 250,900
QIAGEN Finance | Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.8% due in February 2024
Debt Instrument [Line Items]
Convertible debt	$ 150,000
Stated interest rate	1.50%
Effective interest rate	1.80%
Convertible amount into common shares at the option (shares)	11,500,000
Convertible debt, conversion price (in dollars per share)	$ 12.6449
Percent of note issued principal value	100.00%
Other expense, net | QIAGEN Finance
Debt Instrument [Line Items]
Gain (loss) on early redemption of debt				$ (7,600)
Additional Paid-In Capital
Debt Instrument [Line Items]
Redemption of subscription receivables					$ 112,995
Additional Paid-In Capital | Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.8% due in February 2024
Debt Instrument [Line Items]
Redemption of subscription receivables					$ 113,000